REPORTING ENTITY	12 Months Ended
Dec. 31, 2021
Text block [abstract]
REPORTING ENTITY
1.	REPORTING ENTITY
NexGen Energy Ltd. (“NexGen” or the “Company”) is an exploration and development stage entity engaged in the acquisition, exploration and evaluation and development of uranium properties in Canada. The Company was incorporated pursuant to the provisions of the British Columbia Business Corporations Act on March 8, 2011. The Company’s registered records office is located on the 25th Floor, 700 West Georgia Street, Vancouver, B.C., V7Y 1B3.
The Company is listed on the Toronto Stock Exchange (the “
TSX
”) and NYSE American exchange (the “
NYSE American
”) under the symbol “NXE” and is a reporting issuer in each of the provinces of Canada other than Québec. On July 2, 2021, the Company commenced trading on the Australian Stock Exchange (the
“ASX”
) under the symbol “NXG”.
In February 2016, the Company incorporated four wholly owned subsidiaries: NXE Energy Royalty Ltd., NXE Energy SW1 Ltd., NXE Energy SW3 Ltd., and IsoEnergy Ltd. (collectively, the “Subsidiaries”). The Subsidiaries were incorporated to hold certain exploration assets of the Company.
In
2016, certain exploration and evaluation assets were transferred to each of IsoEnergy Ltd. (“IsoEnergy”), NXE Energy SW1 Ltd. and NXE Energy SW3 Ltd. Subsequent to the transfer, IsoEnergy shares were listed on the
TSX-V.
As of December 31, 2021, NexGen owns 51% of IsoEnergy’s outstanding common shares (December 31, 2020 – 51%).